Note 10 - Intangible Assets - Components of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Gross carrying amount	$ 647,510	$ 620,147
Accumulated amortization	170,056	122,217
Net	477,454	497,930
Trademark and Trade Names [Member]
Indefinite life	23,809	23,841
Customer Lists and Relationships [Member]
Gross carrying amount	310,856	290,667
Accumulated amortization	115,987	95,011
Net	194,869	195,656
Investment Management Contracts [Member]
Gross carrying amount	270,600	270,600
Accumulated amortization	36,434	12,145
Net	234,166	258,455
Franchise Rights [Member]
Gross carrying amount	5,163	5,175
Accumulated amortization	4,505	4,141
Net	658	1,034
Trademarks and Trade Names [Member]
Gross carrying amount	12,435	12,851
Accumulated amortization	2,398	2,853
Net	10,037	9,998
Management Contracts and Other [Member]
Gross carrying amount	16,088	16,533
Accumulated amortization	9,306	7,907
Net	6,782	8,626
Brokerage Backlog [Member]
Gross carrying amount	8,558	480
Accumulated amortization	1,426	160
Net	$ 7,132	$ 320